Summary of Significant Accounting Policies - Product warranties, current and non-current and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Accrued warranty	¥ 842,345	¥ 233,366	¥ 6,996
Including: Accrued warranty, current	154,276	55,138	1,477
Accrued warranty, non-current	¥ 688,069	¥ 178,228	¥ 5,519
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true